UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common Stock CNY (¥) shares	Common Stock USD ($) shares	Treasury Stock CNY (¥)	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)
Balance at Dec. 31, 2019	¥ 507,788		¥ 48		¥ (1,999)	¥ 956,735		¥ 6,363		¥ (453,359)
Balance, Shares at Dec. 31, 2019 | shares			77,106,226	77,106,226
Net loss	(91,446)									(91,446)
Translation adjustments	(733)							(733)
Exercise and vesting of share-based awards	388				¥ 1,999	(1,611)
Exercise and vesting of share-based awards , shares | shares			294,383	294,383
Share-based compensation	16,111					16,111
Balance at Jun. 30, 2020	432,108		¥ 48			971,235		5,630		(544,805)
Balance, Shares at Jun. 30, 2020 | shares			77,400,609	77,400,609
Balance at Dec. 31, 2020	321,239		¥ 48			988,812		10,813		(678,434)
Balance, Shares at Dec. 31, 2020 | shares			78,392,359	78,392,359
Net loss	(69,434)	$ (10,754)								(69,434)
Translation adjustments	654							654
Exercise and vesting of share-based awards	2,884		¥ 1			2,883
Exercise and vesting of share-based awards , shares | shares			490,681	490,681
Share-based compensation	19,036					19,036
Balance at Jun. 30, 2021	¥ 274,379	$ 42,496	¥ 49	$ 8		¥ 1,010,731	$ 156,542	¥ 11,467	$ 1,776	¥ (747,868)	$ (115,830)
Balance, Shares at Jun. 30, 2021 | shares			78,883,040	78,883,040